Form N-1A Supplement	Apr. 27, 2026
Rareview Systematic Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated April 27, 2026 to the Prospectus,

Statement of Additional Information (“SAI”) and Summary Prospectus dated February 1, 2026

Effective May 1, 2026, the expense cap for Rareview Systematic Equity ETF (the “Fund”) will change from 1.35% of the Fund’s average daily net assets to 1.29% of the Fund’s average daily net assets. Accordingly, effective May 1, 2026, the Prospectus, SAI and Summary Prospectus of the Fund are hereby revised as described below.

The fee table on page 30 of the Prospectus and page 1 of the Summary Prospectus and expense example on page 31 of the Prospectus and page 2 of the Summary Prospectus are replaced with the following: